Vessels, net/Assets held for sale, Assets Held for Sale (Details) - Assets Held For Sale [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Assets Held for Sale [Abstract]
Beginning balance	$ 38,656,048
Asset's disposal	(38,656,048)
Ending balance	$ 0